income taxes	6 Months Ended
Jun. 30, 2018
income taxes
income taxes

10income taxes

	Three months		Six months
Periods ended June 30 (millions)	2018	2017	2018	2017
		(adjusted – Note 2(c))		(adjusted – Note 2(c))
Current income tax expense
For the current reporting period	$139	$120	$283	$183
Adjustments recognized in the current period for income taxes of prior periods	(8)	(73)	(8)	(79)

	131	47	275	104

Deferred income tax expense (recovery)
Arising from the origination and reversal of temporary differences	6	25	13	105
Adjustments recognized in the current period for income taxes of prior periods	8	72	8	78

	14	97	21	183

	$145	$144	$296	$287

Our income tax expense and effective income tax rate differ from those calculated by applying the applicable statutory rates for the following reasons:

Periods ended June 30 ($ in millions)	2018		2017
			(adjusted – Note 2(c))
THREE MONTH
Income taxes computed at applicable statutory rates	$147	27.2%	$145	26.9%
Adjustments recognized in the current period for income taxes of prior periods	—	—	(1)	(0.2)
Other	(2)	(0.5)	—	—

Income tax expense per Consolidated statements of income and other comprehensive income	$145	26.7%	$144	26.7%

SIX-MONTH
Income taxes computed at applicable statutory rates	$299	27.1%	$295	26.7%
Adjustments recognized in the current period for income taxes of prior periods	—	—	(1)	(0.1)
Other	(3)	(0.4)	(7)	(0.7)

Income tax expense per Consolidated statements of income and other comprehensive income	$296	26.7%	$287	25.9%